List of subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
List of subsidiaries	List of subsidiaries
The following list contains the material subsidiaries of the Group at December 31, 2025 and 2024 are as follows:

Name of subsidiaries	Place of incorporation/ operation	Issued and fully paid share capital	Proportion of nominal value of issue capital held by the Company				Principal activities
			2025		2024
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Prenetics Limited	Hong Kong	HK$415,276,716	—	100	—	100	Genetic and diagnostic health testing
Europa Partners Holdings, LLC (note 33)	The United States	GBP11.00	—	100	—	100	Provision of fulfillment and distribution services of sports nutrition products
IM8 Group Holding Company	Cayman Islands	$1	100	—	100	—	Sales of consumer health products
IM8 (US) LLC	The United States	n/a	100	—	100	—	Sales of consumer health products
IM8 Limited	Hong Kong	HK$1	100	—	100	—	Sales of consumer health products
ACT Genomics Holdings Company Limited	Cayman Islands	$16,713	—	—	73.27	—	Precise cancer genetic testing services
ACT Genomics Co., Ltd.	Taiwan	TWD455,080,000	—	—	—	73.21	Precise cancer genetic testing - services
ACT Genomics (Hong Kong) Limited	Hong Kong	HK$775,000	—	—	—	73.27	Precise cancer genetic testing - services
Sanomics Limited	Hong Kong	HK$500,000	—	—	—	73.27	Precise cancer genetic testing - services
MC Diagnostics Limited	United Kingdom	GBP1,164	—	—	—	73.27	Sales of medical diagnostics products